Condensed Financial Information of Parent Company - Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
General and administrative expenses	¥ 775,883	$ 112,848	¥ 362,748	¥ 185,496
Total operating expenses	1,623,971	236,197	807,675	308,866
Interest expense	51,901	7,549	5,556
Interest income	2,826	411	549	464
Foreign exchange loss	7,621	1,108
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	131,748	19,162	70,336
Loss before income taxes	(828,087)	(120,441)	(394,798)	(127,216)
Income tax expenses	5,322	774	2,436	388
Net loss attributable to ordinary shareholders of Puxin Limited	(833,411)	(121,215)	(397,313)	(127,556)
Parent Company
General and administrative expenses	8,728	1,270
Total operating expenses	8,728	1,270
Interest expense	13,218	1,922	5,556
Interest income	2,104	306
Foreign exchange loss	10,358	1,507
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	124,648	18,129	60,136
Equity in loss of subsidiaries and VIEs	678,563	98,693	331,621	127,556
Loss before income taxes	(833,411)	(121,215)	(397,313)	(127,556)
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (833,411)	$ (121,215)	¥ (397,313)	¥ (127,556)